UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                   Date of fiscal year end:  June 30, 2009

                   Date of reporting period:  September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
    QUANTITY/PAR   NAME OF ISSUER                                 FAIR VALUE(1)
--------------------------------------------------------------------------------
COMMON STOCKS (98.2%) (2)
   COMMUNICATIONS (1.3%)
          50,900   American Tower Corp. (3)                           1,852,760
                                                                 ---------------
   CONSUMER DURABLES (2.9%)
         312,400   Activision Blizzard, Inc. (3)                      3,870,636
           9,800   Snap-on, Inc.                                        340,648
                                                                 ---------------
                                                                      4,211,284
                                                                 ---------------
   CONSUMER NON-DURABLES (2.7%)
          13,100   Avon Products, Inc.                                  444,876
          33,400   Central European Distribution (3)                  1,094,184
          44,100   Coach, Inc.                                        1,451,772
          24,700   Coca-Cola Enterprises, Inc.                          528,827
           8,000   Hansen Natural Corp. (3)                             293,920
                                                                 ---------------
                                                                      3,813,579
                                                                 ---------------
   CONSUMER SERVICES (3.3%)
          26,200   Devry, Inc.                                        1,449,384
          61,800   International Game Technology                      1,327,464
          40,198   Marriott International, Inc.                       1,109,063
           3,500   Strayer Education, Inc.                              761,880
                                                                 ---------------
                                                                      4,647,791
                                                                 ---------------
   ELECTRONIC TECHNOLOGY (12.5%)
          63,950   Analog Devices, Inc.                               1,763,741
           5,400   Apple, Inc. (3)                                    1,000,998
          91,375   Broadcom Corp. (3)                                 2,804,299
          62,800   Ciena Corp. (3)                                    1,022,384
          23,100   CommScope, Inc. (3)                                  691,383
          16,000   F5 Networks, Inc. (3)                                634,080
          61,800   Juniper Networks, Inc. (3)                         1,669,836
          34,100   KLA-Tencor Corp.                                   1,222,826
          25,800   Marvell Tech. Group, Ltd. (3)                        417,702
          63,500   NetApp, Inc. (3)                                   1,694,180
          14,600   Research In Motion, Ltd. (3)                         986,230
          66,900   Seagate Technology (3)                             1,017,549
           8,000   Silicon Laboratories, Inc. (3)                       370,880
          49,700   Synaptics, Inc. (3)                                1,252,440
          52,500   Xilinx, Inc.                                       1,229,550
                                                                 ---------------
                                                                     17,778,078
                                                                 ---------------
   ENERGY MINERALS (5.3%)
          11,200   Apache Corp.                                       1,028,496
          22,800   Murphy Oil Corp.                                   1,312,596
          68,900   Southwestern Energy Corp. (3)                      2,940,652
          29,400   Ultra Petroleum Corp. (3)                          1,439,424
          20,095   XTO Energy, Inc.                                     830,325
                                                                 ---------------
                                                                      7,551,493
                                                                 ---------------
   FINANCE (9.0%)
          25,450   Ace, Ltd.                                          1,360,557
          27,200   Affiliated Managers Group, Inc. (3)                1,768,272
          25,700   Aflac, Inc.                                        1,098,418
          15,600   IntercontinentalExchange, Inc. (3)                 1,516,164
          23,300   Northern Trust Corp.                               1,355,128
          17,700   PartnerRe, Ltd.                                    1,361,838
          35,500   T. Rowe Price Group, Inc.                          1,622,350
         205,500   TCF Financial Corp.                                2,679,720
                                                                 ---------------
                                                                     12,762,447
                                                                 ---------------
   HEALTH SERVICES (4.0%)
          13,500   Covance, Inc. (3)                                    731,025
          23,500   Express Scripts, Inc. (3)                          1,823,130
          25,800   Laboratory Corp. (3)                               1,695,060

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
    QUANTITY/PAR   NAME OF ISSUER                                 FAIR VALUE(1)
--------------------------------------------------------------------------------
          30,400   Stericycle, Inc. (3)                               1,472,880
                                                                 ---------------
                                                                      5,722,095
                                                                 ---------------
   HEALTH TECHNOLOGY (13.9%)
          11,800   Alcon, Inc.                                        1,636,306
          30,200   Allergan, Inc.                                     1,714,152
          50,600   Amylin Pharmaceuticals, Inc. (3)                     692,714
          12,700   C.R. Bard, Inc.                                      998,347
          67,300   Celgene Corp. (3)                                  3,762,070
          64,800   Gilead Sciences, Inc. (3)                          3,018,384
          37,300   Idexx Laboratories, Inc. (3)                       1,865,000
           4,046   Intuitive Surgical, Inc. (3)                       1,061,063
          18,400   Millipore Corp. (3)                                1,294,072
          50,688   NuVasive, Inc. (3)                                 2,116,731
          36,650   Thermo Fisher Scientific, Inc. (3)                 1,600,505
                                                                 ---------------
                                                                     19,759,344
                                                                 ---------------
   INDUSTRIAL SERVICES (4.4%)
          43,400   Aecom Technology Corp. (3)                         1,177,876
          39,600   Jacobs Engineering Group (3)                       1,819,620
          37,600   McDermott International, Inc. (3)                    950,152
          17,400   National-Oilwell Varco, Inc. (3)                     750,462
          20,600   Noble Corp.                                          781,976
          26,700   Smith International, Inc.                            766,290
                                                                 ---------------
                                                                      6,246,376
                                                                 ---------------
   NON-ENERGY MINERALS (1.0%)
          17,350   Allegheny Technologies, Inc.                         607,076
          25,500   Haynes International, Inc. (3)                       811,410
                                                                 ---------------
                                                                      1,418,486
                                                                 ---------------
   PROCESS INDUSTRIES (7.9%)
          53,600   Airgas, Inc.                                       2,592,632
          58,400   Albemarle Corp.                                    2,020,640
          30,500   CF Industries Holdings, Inc.                       2,630,015
          50,500   Ecolab, Inc.                                       2,334,615
          37,400   Scotts Miracle-Gro Co.                             1,606,330
                                                                 ---------------
                                                                     11,184,232
                                                                 ---------------
   PRODUCER MANUFACTURING (9.4%)
          32,200   AGCO Corp. (3)                                       889,686
          35,350   AMETEK, Inc.                                       1,234,069
          38,500   Cummins, Inc.                                      1,725,185
           9,700   Flowserve Corp.                                      955,838
          18,600   IDEX Corp.                                           519,870
          14,700   ITT Corp.                                            766,605
          25,900   Precision Castparts Corp.                          2,638,433
          25,200   Rockwell Collins, Inc.                             1,280,160
          35,200   SPX Corp.                                          2,156,704
          52,900   Trimble Navigation, Ltd. (3)                       1,264,839
                                                                 ---------------
                                                                     13,431,389
                                                                 ---------------
   RETAIL TRADE (5.2%)
          13,100   Best Buy Co., Inc.                                   491,512
          48,100   Dick's Sporting Goods, Inc. (3)                    1,077,440
          85,200   GameStop Corp. (3)                                 2,255,244
          37,700   J.C. Penney Company, Inc.                          1,272,375
          38,700   Nordstrom, Inc.                                    1,181,898
          30,400   TJX Companies, Inc.                                1,129,360
                                                                 ---------------
                                                                      7,407,829
                                                                 ---------------
   TECHNOLOGY SERVICES (11.7%)
          55,290   Adobe Systems, Inc. (3)                            1,826,782
          33,850   Akamai Technologies, Inc. (3)                        666,168
          29,400   Amdocs, Ltd. (3)                                     790,272
          53,500   ANSYS, Inc. (3)                                    2,004,645

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
    QUANTITY/PAR   NAME OF ISSUER                                 FAIR VALUE(1)
--------------------------------------------------------------------------------
          53,800   Autodesk, Inc. (3)                                 1,280,440
          17,500   BMC Software, Inc. (3)                               656,775
          56,700   Citrix Systems, Inc. (3)                           2,224,341
          93,600   Cognizant Tech. Solutions Corp. (3)                3,618,576
          18,100   Dolby Laboratories, Inc. (3)                         691,239
          18,000   Salesforce.com, Inc. (3)                           1,024,740
          48,000   Sybase, Inc. (3)                                   1,867,200
                                                                 ---------------
                                                                     16,651,178
                                                                 ---------------
   TRANSPORTATION (2.7%)
          39,300   C.H. Robinson Worldwide, Inc.                      2,269,575
          46,700   Expeditors Intl. of Washington, Inc.               1,641,505
                                                                 ---------------
                                                                      3,911,080
                                                                 ---------------
   UTILITIES (1.0%)
          20,600   EQT Corp.                                            877,560
          13,100   Wisconsin Energy Corp.                               591,727
                                                                 ---------------
                                                                      1,469,287
                                                                 ---------------

Total common stocks                                                 139,818,728
   (cost:  $126,608,181)                                         ---------------

SHORT-TERM SECURITIES (2.0%) (2)
       2,918,177   Wells Fargo Adv. Govt. Fund, 0.02%                 2,918,177
   (cost:  $2,918,177)                                           ---------------

Total investments in securities
   (cost:  $129,526,358) (4)                                       $142,736,905
                                                                 ===============

Other Assets and Liabilities, Net [-0.21%]                             (296,263)

                                                                 ---------------
Total Net Assets                                                   $142,440,642
                                                                 ===============

                                                                 ---------------
Aggregate Cost                                                      129,526,358
                                                                 ---------------

Gross Unrealized Appreciation                                        27,579,276
Gross Unrealized Depreciation                                       (14,368,729)
                                                                 ---------------
Net Unrealized Appreciation(Depreciation)                            13,210,547
                                                                 ===============

Notes To Schedule of Investments

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                           $142,736,905
Level 2 - Other Significant Observable Inputs                               --
Level 3 - Significant Unobservable Inputs                                   --
--------------------------------------------------------------------------------
Total                                                             $142,736,905
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:    /s/ Paul E. Rasmussen
       -------------------------------
       Paul Rasmussen
       Vice President and Treasurer

Date:  November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Paul E. Rasmussen
       -------------------------------
       Paul Rasmussen
       Vice President and Treasurer

Date:  November 20, 2009

By:    /s/ Roger J. Sit
       -------------------------------
       Roger J. Sit
       Chairman

Date:  November 20, 2009